Non-controlling interests	12 Months Ended
Dec. 31, 2025
Non-Controlling Interests [Abstract]
Non-controlling interests	26. Non-controlling interests

Accounting policy
Non-controlling interests
The Group recognises any NCI in an acquiree either at fair value or at the NCI's proportionate share of the acquiree’s net assets on an acquisition-by-acquisition basis. Subsequently, the carrying amount of NCI is the amount of the interest at initial recognition plus the NCI’s subsequent share of changes in equity.
Transactions with non-controlling interests
The Group treats transactions with NCI as transactions with equity owners of the Group. For purchases from NCI, the difference between any consideration paid and the relevant share of the carrying value of the net assets acquired, is recognised in equity. Gains or losses on disposals of NCI where control is not lost are also recognised in equity. Where control over a subsidiary is lost, the gains or losses are recognised in profit or loss.

The Group’s NCI relates to the following subsidiaries:

Figures in million – SA rand	Notes	2025	2024	2023
NCI of DRDGOLD	26.1	4,916	3,396	2,634
NCI of Keliber	26.1	(282)	908	237
NCI of Group Technical Security Management		7	6	6
Total NCI		4,641	4,310	2,877
The summarised financial information of DRDGOLD and Keliber is provided below. This information is based on amounts before intercompany eliminations.

Figures in million – SA rand	2025	2024	2023
DRDGOLD Limited
Revenue	9,129	7,068	5,816
Profit for the year	3,199	1,713	1,333
Total comprehensive income	3,510	1,707	1,348
Profit attributable to NCI	1,593	852	662
Net increase/(decrease) in cash and cash equivalents	1,073	(868)	(863)
Dividends paid	301	171	363
Non-current assets	11,697	8,673	5,523
Current Assets	2,951	1,620	2,751
Non-current liabilities	(2,988)	(2,021)	(1,329)
Current liabilities	(981)	(672)	(730)
Net assets	10,679	7,600	6,215

Figures in million – SA rand	2025	2024	2023
Keliber Oy
Revenue	—	—	—
(Loss)/profit for the year	(7,750)	552	(429)
Total comprehensive income	(7,437)	329	3
(Loss)/profit attributable to NCI	(1,250)	672	(352)
Net (decrease)/increase in cash and cash equivalents	(1,215)	(116)	145
Dividends paid	—	—	—
Non-current assets	9,266	10,995	5,000
Current Assets	1,235	2,782	2,511
Non-current liabilities	(9,814)	(6,152)	(1,219)
Current liabilities	(2,092)	(1,586)	(582)
Net (liabilities)/assets	(1,405)	6,039	5,710
26.1 Subsequent NCI transactions
DRDGOLD transaction
DRDGOLD is a company incorporated in South Africa with its head office in Johannesburg. DRDGOLD’s primary listing is on the JSE Limited and its secondary listing is on the New York Stock Exchange. DRDGOLD's production is derived from retreatment of surface tailings in South
Africa. Following Sibanye-Stillwater’s exercise of its option to acquire an additional 12.05% in DRDGOLD effective 10 January 2020, NCI held a 49.90% at 31 December 2025 (2024: 49.90% and 2023: 49.90%) with an effective holding of 49.90% at 31 December 2025 (2024: 49.77% and
2023: 49.72%) after considering the impact of treasury shares held by DRDGOLD. In calculating the reattribution to NCI, the Group used the net asset value of DRDGOLD at the effective date of the option exercise, including the consideration paid for the subscription, and determined a reattribution between NCI and the Group.
During 2025, the Group subscribed for 1,400,000 newly issued shares by DRDGOLD at an average price of R32.18 per share, amounting to a total purchase consideration of R45 million.
Keliber transactions
2023
On 25 April 2023 the Finnish Minerals Group increased its holding in Keliber from 14% to 20% by subscribing for EUR53.9 million (R1,096 million)
of a EUR104 million rights issue. The Group's portion of the subscription (through wholly-owned subsidiary, Keliber Lithium Proprietary Limited)
amounted to EUR50.2 million (R1,009 million), which is eliminated on a Sibanye-Stillwater Group level. In addition to the rights issue, other minority shareholders in Keliber (which held 0.79% of the total Keliber shareholding) for which the Group previously recognised an accelerated put option liability at 31 December 2022, received and accepted voluntary offers at the same share price (EUR157.28 per share) as the voluntary offer that concluded in 2022. A total payment of EUR5.2 million (R103 million) was made by the Group to all the shareholders who accepted the voluntary offers during June 2023. Following these transactions, the Finnish Minerals Group holds 20% in
Keliber, the Group retained 79.82%, while other minority shareholders hold the balance of the shares in Keliber.
The table below summarises the above transactions that occurred during 2023 and the impact thereof on the equity attributable to the owners of Sibanye-Stillwater:

Figures in million – SA rand	2023

Rights issue and voluntary offers
Cash consideration paid on rights issue subscription by the Group	(1,009)
Payment eliminated on consolidation	1,009
Cash consideration received from rights issue subscription by NCI	1,096
Cash consideration paid by the Group to NCI on voluntary offer	(103)
Net cash received by the Group	993
Net reattribution of equity (accumulated profit and foreign currency translation reserve)	(596)
Net increase in equity attributable to the owners of Sibanye-Stillwater as a result of the transactions with Keliber shareholders	397
Increase in accumulated profit	463
Decrease in foreign currency translation reserve	(66)
Increase in NCI	700
Net increase in total equity as a result of the transactions with Keliber shareholders	1,097
Effective 25 April 2023, the Group also recognised a dividend obligation of R792 million with a corresponding reduction of the NCI of Keliber as a result of the revised shareholders agreement (see note 21.2). This transaction did not result in a cash flow.
Century transactions
Sibanye-Stillwater acquired additional shares in Century through its original take-over offer subsequent to the effective date of the acquisition. On 10 May 2023, Sibanye-Stillwater, through on-and off-market trades, obtained a 100% interest in Century through cash consideration paid of A$74 million (R906 million) for the additional 49.85% interest in Century.
The table below illustrates the effect of the remaining interest acquired in Century on equity attributable to the owners of Sibanye-Stillwater for the year ended 31 December 2023:

Figures in million – SA rand	2023

Consideration paid for acquiring the remaining 49.85% interest in Century	(906)
Carrying value of NCI	914
Total impact on equity attributable to owners of Sibanye-Stillwater[1]	8
1The amount includes R13 million increase on accumulated profit and R5 million decrease on other reserves in respect of foreign currency translation reserve